SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenue	$ 2,261	$ 2,270	[1]	$ 4,385	$ 4,520	[1]
Adjusted EBITDA	994	857		2,292	1,711
Capital expenditures exc. licenses & ROU	449	402		838	757
Reportable segments
Disclosure of operating segments [line items]
Revenue	2,261	2,270		4,385	4,520
Mobile | Reportable segments
Disclosure of operating segments [line items]
Revenue	2,076	2,089		4,020	4,151
Fixed | Reportable segments
Disclosure of operating segments [line items]
Revenue	185	181		365	369
Russia
Disclosure of operating segments [line items]
Revenue	1,118	1,168		2,160	2,330
Adjusted EBITDA	498	441		966	884
Capital expenditures exc. licenses & ROU	236	215		462	373
Russia | Reportable segments
Disclosure of operating segments [line items]
Revenue	1,124	1,174		2,172	2,340
Russia | Inter-segment
Disclosure of operating segments [line items]
Revenue	6	6		12	10
Russia | Mobile | Reportable segments
Disclosure of operating segments [line items]
Revenue	992	1,029		1,911	2,039
Russia | Fixed | Reportable segments
Disclosure of operating segments [line items]
Revenue	132	145		261	301
Pakistan
Disclosure of operating segments [line items]
Revenue	338	362		690	729
Adjusted EBITDA	186	174		369	349
Capital expenditures exc. licenses & ROU	67	57		118	123
Pakistan | Reportable segments
Disclosure of operating segments [line items]
Revenue	348	363		710	731
Pakistan | Inter-segment
Disclosure of operating segments [line items]
Revenue	10	1		20	2
Pakistan | Mobile | Reportable segments
Disclosure of operating segments [line items]
Revenue	347	363		709	731
Pakistan | Fixed | Reportable segments
Disclosure of operating segments [line items]
Revenue	1			1
Algeria
Disclosure of operating segments [line items]
Revenue	186	199		378	400
Adjusted EBITDA	83	87		172	178
Capital expenditures exc. licenses & ROU	30	28		48	42
Algeria | Reportable segments
Disclosure of operating segments [line items]
Revenue	187	199		379	402
Algeria | Inter-segment
Disclosure of operating segments [line items]
Revenue	1			1	2
Algeria | Mobile | Reportable segments
Disclosure of operating segments [line items]
Revenue	187	199		379	402
Bangladesh
Disclosure of operating segments [line items]
Revenue	137	131		271	260
Adjusted EBITDA	54	44		114	91
Capital expenditures exc. licenses & ROU	23	21		37	76
Bangladesh | Reportable segments
Disclosure of operating segments [line items]
Revenue	137	131		271	260
Bangladesh | Mobile | Reportable segments
Disclosure of operating segments [line items]
Revenue	137	131		271	260
Ukraine
Disclosure of operating segments [line items]
Revenue	203	167		383	318
Adjusted EBITDA	138	95		256	184
Capital expenditures exc. licenses & ROU	38	35		67	61
Ukraine | Reportable segments
Disclosure of operating segments [line items]
Revenue	212	173		400	329
Ukraine | Inter-segment
Disclosure of operating segments [line items]
Revenue	9	6		17	11
Ukraine | Mobile | Reportable segments
Disclosure of operating segments [line items]
Revenue	197	162		372	306
Ukraine | Fixed | Reportable segments
Disclosure of operating segments [line items]
Revenue	15	12		28	23
Uzbekistan
Disclosure of operating segments [line items]
Revenue	67	79		131	155
Adjusted EBITDA	35	34		67	68
Capital expenditures exc. licenses & ROU	14	17		39	26
Uzbekistan | Reportable segments
Disclosure of operating segments [line items]
Revenue	67	79		131	155
Uzbekistan | Mobile | Reportable segments
Disclosure of operating segments [line items]
Revenue	67	78		130	154
Uzbekistan | Fixed | Reportable segments
Disclosure of operating segments [line items]
Revenue				1	1
HQ
Disclosure of operating segments [line items]
Adjusted EBITDA	(60)	(54)		236	(134)
Capital expenditures exc. licenses & ROU	1	4		1	7
Other
Disclosure of operating segments [line items]
Revenue	212	164		372	328
Adjusted EBITDA	60	36		112	91
Capital expenditures exc. licenses & ROU	40	25		66	49
Other | Reportable segments
Disclosure of operating segments [line items]
Revenue	186	151		322	303
Other | Inter-segment
Disclosure of operating segments [line items]
Revenue	(26)	(13)		(50)	(25)
Other | Mobile | Reportable segments
Disclosure of operating segments [line items]
Revenue	149	127		248	259
Other | Fixed | Reportable segments
Disclosure of operating segments [line items]
Revenue	$ 37	$ 24		$ 74	$ 44

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.